Federal Home Loan Bank Advances - Schedule of Maturities of Advances and Interest Rates (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Federal Home Loan Banks [Abstract]
2015	$ 2,000
2016	0
2017	10,000
2018	7,000
2019	0
Thereafter	0
Total	$ 19,000
2015	0.70%
2016	0.00%
2017	1.27%
2018	1.61%
2019	0.00%
Thereafter	0.00%
Total	1.33%